Accrued Liabilities	12 Months Ended
Dec. 31, 2024
Accrued Liabilities
Accrued Liabilities

11. Accrued Liabilities

Accrued liabilities as of December 31, 2024, and 2023 consisted of the following:

	December 31, 2024	December 31, 2023
Accrued expenses (1)	$40,308	$20,378
Accrued interest	6,618	8,160
Total	$46,926	$28,538

(1)	Includes $8.2 million, as per commercial management agreements, commission of 1.00% payable to the commercial manager based on the purchase price of already acquired vessels, that has been deferred and will be paid upon request of the commercial manager (see note 14).